CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Assets:
Cash and due from banks	¥ 1,880,832	¥ 2,241,929
Interest-bearing deposits in other banks	60,853,534	65,750,366
Call loans and funds sold	992,335	1,647,472
Receivables under resale agreements	15,333,764	11,695,014
Receivables under securities borrowing transactions	1,817,122	1,891,576
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,355,733 million at March 31, 2023 and ¥10,565,673 million at September 30, 2023)	40,894,500	29,641,038
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,466,444 million at March 31, 2023 and ¥3,709,569 million at September 30, 2023), net of allowance	26,454,513	23,233,769
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,594,501 million at March 31, 2023 and ¥2,787,646 million at September 30, 2023)	2,998,706	2,050,107
Equity securities	4,679,178	3,691,870
Other investments	792,821	667,201
Loans (Notes 4 and 5)	97,799,302	94,175,757
Allowance for credit losses on loans	(729,994)	(700,959)
Loans, net of allowance	97,069,308	93,474,798
Premises and equipment-net	1,668,493	1,653,888
Due from customers on acceptances	421,187	405,742
Accrued income	628,233	510,791
Goodwill	92,949	92,928
Intangible assets	41,343	44,681
Deferred tax assets	351,074	386,592
Other assets (Note 6)	9,688,363	9,700,960
Total assets	266,658,254	248,780,722
Liabilities and equity:
Noninterest-bearing deposits	28,000,971	33,136,655
Interest-bearing deposits	96,221,373	92,625,324
Noninterest-bearing deposits	2,562,538	3,042,821
Interest-bearing deposits	39,004,315	36,130,825
Due to trust accounts	328,516	749,382
Call money and funds purchased	1,584,268	1,814,874
Payables under repurchase agreements (Note 19)	33,186,213	25,737,154
Payables under securities lending transactions (Note 19)	1,240,752	886,391
Other short-term borrowings (including liabilities accounted for at fair value of ¥133,431 million at September 30, 2023) (Note 17)	3,614,033	3,397,329
Trading account liabilities	26,445,936	19,362,943
Bank acceptances outstanding	421,187	405,742
Income taxes payable	97,888	88,277
Deferred tax liabilities	30,923	25,424
Accrued expenses	516,059	442,729
Long-term debt (including liabilities accounted for at fair value of ¥2,680,164 million at March 31, 2023 and ¥2,998,059 million at September 30, 2023) (Note 17)	15,846,721	14,893,023
Other liabilities (Note 6)	7,331,789	6,316,695
Total liabilities	256,433,482	239,055,588
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares, and issued 2,539,249,894 shares at March 31, 2023 and September 30, 2023	5,832,435	5,832,729
Retained earnings	2,641,663	2,442,153
Accumulated other comprehensive income (loss), net of tax (Note 8)	865,702	649,395
Less: Treasury stock, at cost-Common stock 5,027,306 shares at March 31, 2023, and 4,425,650 shares at September 30, 2023	(8,440)	(8,786)
Total MHFG shareholders' equity	9,331,361	8,915,491
Noncontrolling interests	893,411	809,643
Total equity	10,224,772	9,725,134
Total liabilities and equity	266,658,254	248,780,722
Consolidated VIEs
Assets:
Cash and due from banks	5,507	1,941
Interest-bearing deposits in other banks	156,416	155,551
Call loans and funds sold	280,383	260,997
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,355,733 million at March 31, 2023 and ¥10,565,673 million at September 30, 2023)	2,773,767	2,614,888
Investments (Note 3):
Investments	248,898	233,348
Loans, net of allowance	8,395,772	8,381,183
Other assets (Note 6)	592,816	505,636
Total assets	12,453,558	12,153,544
Liabilities and equity:
Payables under securities lending transactions (Note 19)	149,410	128,548
Other short-term borrowings (including liabilities accounted for at fair value of ¥133,431 million at September 30, 2023) (Note 17)	189,820	187,852
Trading account liabilities	17,843	64,708
Long-term debt (including liabilities accounted for at fair value of ¥2,680,164 million at March 31, 2023 and ¥2,998,059 million at September 30, 2023) (Note 17)	1,376,364	1,164,719
Other liabilities (Note 6)	1,122,908	1,057,384
Total liabilities	¥ 2,856,344	¥ 2,603,211